Equity and Accumulated Other Comprehensive Income - Changes in AOCI (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	$ 54,710
Other comprehensive income (loss)	(113)
Amounts reclassified to net income	(41)
Net other comprehensive income (loss)	(154)
Ending Balance	57,460	$ 52,345
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	(600)
Other comprehensive income (loss)	24
Amounts reclassified to net income	0
Net other comprehensive income (loss)	24
Ending Balance	(576)
Unrealized gain (loss) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	(80)
Other comprehensive income (loss)	(141)
Amounts reclassified to net income	128
Net other comprehensive income (loss)	(13)
Ending Balance	(93)
Unrealized gain (loss) on marketable securities
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	20
Other comprehensive income (loss)	4
Amounts reclassified to net income	0
Net other comprehensive income (loss)	4
Ending Balance	24
Defined benefit pension and postretirement plans
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	3,030
Other comprehensive income (loss)	0
Amounts reclassified to net income	(169)
Net other comprehensive income (loss)	(169)
Ending Balance	2,861
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest [Abstract]
Beginning Balance	2,370	2,659
Net other comprehensive income (loss)	(154)	416
Ending Balance	$ 2,216	$ 3,705